SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS) (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Disclosure of basis of preparation [Abstract]
Right-of-use assets to be recognized	¥ 1,800
Lease liabilities to be recognized	¥ 1,800